UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2865
                                                     ---------------------

                            Columbia Funds Trust IV
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3698
                                                           -------------------

                  Date of fiscal year end:  03/31/2005
                                           ------------------

                  Date of reporting period: 09/30/2004
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                               COLUMBIA MUNICIPAL
                                MONEY MARKET FUND

                                Semiannual Report
                               September 30, 2004



[photo of woman smiling]



[LOGO]:
COLUMBIA FUNDS

A MEMBER OF COLUMBIA MANAGEMENT GROUP

Table of Contents

Fund Profile..............................  1

Understanding Your Expenses...............  2

Economic Update...........................  3

Portfolio Manager's Report................  4

Investment Portfolio......................  6

Statement of Assets and Liabilities....... 14

Statement of Operations................... 15

Statement of Changes in Net Assets........ 16

Notes to Financial Statements............. 18

Financial Highlights...................... 23

Important Information
   About This Report...................... 27

Columbia Funds............................ 28


PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------
                                            Columbia Municipal Money Market Fund

Dear Shareholder:

Your fund's legal and management team here at Columbia Funds have been working hard to strengthen our mutual fund services operation and to ensure that all operations and processes comply with legal and regulatory standards. In the coming months, we will continue to monitor the oversight enhancements recently put in place by your fund's Board of Trustees and make every effort to protect the interests of all our shareholders in everything we do.

In our last report, we announced that your fund's advisor, Columbia Management Advisors, Inc., and your fund's distributor, Columbia Funds Distributor, Inc., had reached an agreement with the Securities and Exchange Commission and the New York Attorney General to settle charges involving market timing in some of our mutual funds. We want to reassure you that the settlement and all associated legal fees will be paid by Columbia Management, not by the affected funds or their shareholders.

Recently the Securities and Exchange Commission has adopted new rules regarding mutual fund governance. We think it is important for you to know that Columbia Management complied with the majority of these rules well before they were adopted. Your fund's Board of Trustees has taken the following important steps to strengthen its capacity to oversee your fund and to comply with SEC rules.

o The Board of Trustees appointed Mary Joan Hoene as Chief Compliance Officer of Columbia Funds. In this role, Ms. Hoene will report directly to the Board of Trustees and will work with the Board of Trustees as well as the senior leadership of Columbia Management, the investment management arm of Bank of America, and with Bank of America's principal compliance executives. She will focus on the overall compliance program of the funds and the responsibility and performance of the fund's service providers.

     Prior to her appointment, Ms. Hoene was a partner in the law firm of Carter, Ledyard & Milburn, LLP. Previously she also served as associate director and deputy director for the Securities and Exchange Commission Division of Investment Management. As an active advisor, Ms. Hoene has helped several fund boards develop independent board practices. The Board is pleased to have Ms. Hoene, with her broad and extensive experience, in this important new position.

o The Board of Trustees has established operational guidelines that result in stronger, more vigilant trusteeship across the entire Columbia Management organization. Board committees have been established to oversee products by fund category, allowing for greater specialization among board trustees. Shareholders will elect board members every five years, beginning in 2005.

o In addition to enhancements to oversight within Columbia Management, our parent company--Bank of America--has also increased the role that such professionals play within the broader organization. A chief compliance officer has been named to report directly to Ken Lewis, Bank of America's chief executive officer. Bank of America has also adopted a corporate Code of Ethics Committee, an Internal Compliance Controls Committee and a Regulatory Implementation Group to ensure full alignment and execution of remedial actions and best practices across the company.

In the pages that follow, you'll find a discussion of the economic environment during the period, followed by a detailed report from the fund's manager on key factors that influenced performance. This report is rich in information, and you should discuss it with your financial advisor if you have questions.

We are committed to providing quality products and services to our shareholders, strengthening your confidence in us, and working hard to help you achieve financial success. It is a privilege to play a role in your financial future, and we value your business. Thank you for choosing Columbia Management.

Sincerely,

/s/ Christopher Wilson

Christopher Wilson

Head of Mutual Funds, Columbia Management

Christopher Wilson is Head of Mutual Funds for Columbia Management, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris serves as Columbia Management's chief liaison to the mutual fund boards of trustees.

Chris joined Bank of America in August 2004.


Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.



     Not        May Lose Value
     FDIC
   Insured    No Bank Guarantee

FUND PROFILE
--------------------------------------------------------------------------------
                                            Columbia Municipal Money Market Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.

Portfolio breakdown as of 09/30/04 (%)
--------------------------------------------
   Variable rate demand bond            76.8
--------------------------------------------
   Tax-exempt notes & bonds             16.8
--------------------------------------------
   Tax & revenue anticipation notes      3.1
--------------------------------------------
   Commercial paper                      3.2
--------------------------------------------
   Investment management company         0.1
--------------------------------------------




Portfolio Maturity as of 09/30/04 (%)
--------------------------------------------
   1-29 days                            83.6
--------------------------------------------
   30-89 days                            6.5
--------------------------------------------
   90-179 days                           2.5
--------------------------------------------
   180-299 days                          2.2
--------------------------------------------
   Greater than 299 days                 5.2
--------------------------------------------


Portfolio breakdown is calculated as a percentage of net assets and portfolio maturity is calculated as a percentage of total investments.



Summary

o For the six-month period ended September 30, 2004, the fund's class A shares returned 0.28% without sales charge.

o The fund exceeded the average return of its peer group, the Lipper Tax Exempt Money Market Fund Category, which was 0.24%.

o The fund's relatively small size enabled us to purchase odd lots of securities at favorable yield levels and to reposition the fund's average maturity quickly in response to changing market conditions.

Class A shares                      0.28%

Lipper Tax Exempt Money
Market Fund Category                0.24%



                                    Objective
                          Seeks maximum current income
                         exempt from federal income tax
                      consistent with capital preservation
                       and the maintenance of liquidity.

                                Total net assets
                                  $81.5 million

UNDERSTANDING YOUR EXPENSES
--------------------------------------------------------------------------------
                                            Columbia Municipal Money Market Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, and/or Rule 12b-1 fees, and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.


April 1, 2004 - September 30, 2004
-------------------------------------------------------------------------------------------------------------------------
               Account value at the         Account value at the            Expenses paid              Fund's annualized
           beginning of the period ($)     end of the period ($)        during the period ($)          expense ratio (%)
-------------------------------------------------------------------------------------------------------------------------
              Actual    Hypothetical       Actual    Hypothetical        Actual    Hypothetical
-------------------------------------------------------------------------------------------------------------------------
 Class A     1,000.00        1,000.00     1,002.86       1,021.56         3.51        3.55                      0.70
-------------------------------------------------------------------------------------------------------------------------
 Class B     1,000.00        1,000.00       999.55       1,019.25         5.81        5.87                      1.16
-------------------------------------------------------------------------------------------------------------------------
 Class C     1,000.00        1,000.00     1,000.30       1,019.60         5.47        5.52                      1.09
-------------------------------------------------------------------------------------------------------------------------
 Class Z     1,000.00        1,000.00     1,002.81       1,021.56         3.51        3.55                      0.70
-------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Advisor or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS
Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

ESTIMATING YOUR ACTUAL EXPENSES
To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o For shareholders who receive their account statements from Columbia Funds Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611

o For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during this period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

ECONOMIC UPDATE
--------------------------------------------------------------------------------
                                            Columbia Municipal Money Market Fund

During the six-month period that began April 1, 2004, and ended September 30, 2004, the US economy continued to grow at a healthy pace, despite uncertainty about job growth, rising energy prices and a slowdown in consumer spending. The economy encountered a soft patch in the spring, as the rate of growth slowed from 4.5% to 3.3%, but data for the summer months suggested that it picked up again in the third quarter.

Job growth dominated the economic news. More than one million jobs were created between March and June, and consumer confidence soared to its highest level in two years. However, job growth fell below expectations in July and August and consumer confidence fell. According to the Labor Department's payroll survey, the job market has not fully recovered from the losses incurred during the economic downturn of 2000-2001, and that has left consumers cautious about the months ahead.

Consumer spending held up in the first half of the period, as last year's tax rebates and tax cuts continued to work their way into household budgets. Even when spending declined during the summer, housing activity remained strong. Also, the business sector stepped into the gap created by sagging consumer spending. Industrial production rose; factories utilized more of their capacity; and spending on technology, capital equipment and construction picked up.

BONDS EKE OUT A POSITIVE RETURN
Early in the period, the US bond market was beset with volatility. Bond prices fell and yields rose when job growth picked up in the spring and investors began to anticipate higher short-term interest rates. However, a shaky stock market, higher energy prices and some mixed economic data gave the bond market a boost in the last three months of the period. The 10-year Treasury yield ended the period at 4.1%, very close to where it started. In this environment, the Lehman Brothers Aggregate Bond Index returned 0.68%.

High-yield bonds, which can be less sensitive to changing interest rates, gained 3.72%, as measured by the Merrill Lynch US High Yield, Cash Pay Index. A relatively strong economy improved credit quality and the sector's high yields attracted investors seeking income. Municipal and mortgage bonds rose more than 1.4% for the six-month period, as measured by Lehman Brothers, outperforming Treasury bonds.

STOCKS STAND STILL
Despite solid profit growth and a growing economy, the stock market failed to advance during the reporting period. The S&P 500 Index returned negative 0.18%. Leadership passed from small-cap stocks to mid- and large-cap stocks, and value stocks continued to lead growth stocks. However, in the final month of the period small- and mid-cap growth stocks bested their value counterparts. Energy and real estate investment trusts were the best-performing sectors.

HIGHER SHORT TERM INTEREST RATES
After a year of the lowest short-term interest rates in recent history, the Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 1.00% to 1.75% in three equal steps during the period. The Fed indicated that it would continue to raise short-term interest rates at a "measured pace," in an attempt to balance economic growth against inflationary pressures. Because the Fed's moves were widely anticipated, these rate increases have had little if any impact on the financial markets since they commenced.



Summary:

For the six-month period
ended September 30, 2004

o Investment-grade bonds eked out modest gains. The Lehman Brothers Aggregate Bond Index returned 0.68%. High-yield bonds, which can be less sensitive to changing interest rates, led the fixed-income markets. The Merrill Lynch US High Yield, Cash Pay Index returned 3.72%.

Merrill Lynch Index        3.72%

Lehman Index               0.68%



o Stock prices were down, as measured by the S&P 500 Index and the broader Russell 3000 Index. The market retreated as a host of uncertainties unsettled investors.

S&P 500 Index              -0.18%

Russell 3000 Index         -0.60%



The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated, non-convertible investment-grade debt issues.

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks.

The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization.

PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------
                                            Columbia Municipal Money Market Fund

[SIDE BAR DATA]:

Distributions declared per share
as of 04/01/04 - 09/30/04 ($)
------------------------------------
   Class A                     0.003
------------------------------------
   Class B                     0.001
------------------------------------
   Class C                     0.001
------------------------------------
   Class Z                     0.003
------------------------------------



7-day yields on 09/30/04 (%)
------------------------------------
   Class A                     0.95
------------------------------------
   Class B                     0.11
------------------------------------
   Class C                     0.55
------------------------------------
   Class Z                     0.95
------------------------------------




7-day taxable-equivalent yields
on 09/30/04 (%)
------------------------------------
   Class A                     1.45
------------------------------------
   Class B                     0.17
------------------------------------
   Class C                     0.84
------------------------------------
   Class Z                     1.45
------------------------------------

Taxable-equivalent yields are based on the 35.0% federal income tax rate.

30-day yields on 09/30/04 (%)
------------------------------------
   Class A                     0.82
------------------------------------
   Class B                     0.10
------------------------------------
   Class C                     0.42
------------------------------------
   Class Z                     0.82
------------------------------------

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price at the end of the period.

--------------------------------------------------------------------------------



For the six-month period ended September 30, 2004, Columbia Municipal Money Market Fund's class A shares returned 0.28%. The fund exceeded the average return of its peer group, the Lipper Tax Exempt Money Market Fund Category, which was 0.24% for the same period.1 The fund benefited from its relatively small size, which enabled us to purchase odd lots of securities at favorable yield levels and to reposition the fund's average maturity in response to changing market conditions.

MUNICIPAL YIELDS APPROACHED TAXABLE YIELDS
Throughout most of the period, current yields on short-term municipal securities amounted to 90% or more of the yields of comparable taxable securities. That was well above the historical norm of 65-70%. This phenomenon began in April, a time when money market funds typically experience redemptions as shareholders withdraw money to pay their tax bills. Many of these funds own municipal securities, and dealers were forced to offer higher rates to help dispose of their inventories.

While some variation of this pattern occurs every tax season, this year was unusual in that municipal yields remained high relative to taxable yields through most of May and June, at which time the Federal Reserve Board (the Fed) had not yet raised short-term interest rates.

On June 30, the Fed responded to five consecutive quarters of solid economic growth plus signs of an improving labor market and implemented the first of three short-term rate hikes during the period. The Fed's initial action raised the fed funds rate--the key overnight lending rate to banks--from 1.00% to 1.25%. The two additional hikes were also a quarter of a percentage point in magnitude, so the fed funds rate ended the period at 1.75%. Municipal rates also moved higher. However, they did not keep pace with this upward trend.

VARIABLE RATE NOTES DOMINATED THE FUND
At the beginning of the period, 94% of the fund's net assets were invested in variable rate demand bonds (VRDBs) with either daily or weekly liquidity. In our opinion, there was no reason to extend the maturity of the fund, because the yield on one-year instruments barely exceeded the yield on one-month paper. Toward the end of the period, the yield differential between one-month and one-year securities increased to three-tenths of a percentage point, at which point we purchased some one-year notes. We increased the fund's investments in notes to 14% of net assets while reducing our positions in VRDBs to 86% of the portfolio. This maneuver had the effect of increasing the weighted average maturity of the fund from just 20 days in early September to 35 days at the end of the month. The fund's small size enabled us to



1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

--------------------------------------------------------------------------------
                                            Columbia Municipal Money Market Fund

lengthen maturity rapidly, but its average maturity remained somewhat shorter than that of the peer group.

WATCHING THE FED AND MANAGING THE FUND
We will continue to monitor the intentions of the Fed, because every time they adjust short-term rates they also affect the relationship between taxable yields and municipal yields. With one-year municipal notes now back to their accustomed level of about 70% of one-year taxable yields, we do not anticipate purchasing additional notes unless and until seasonal trading patterns produce a buying opportunity.

[photo of Normand R. Desrosiers]

Normand R. Desrosiers has managed the Columbia Municipal Money Market Fund since July 2002 and has been with the advisor or its predecessors or affiliate organizations since 2000.

/s/ Normand R. Desrosiers

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income and is taxable when distributed.

[PULL QUOTE:]
We will continue to monitor the intentions of the Federal Reserve Board, because every time they adjust short-term rates they also affect the relationship between taxable yields and municipal yields.

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
September 30, 2004 (unaudited)
                                            Columbia Municipal Money Market Fund

Municipal Bonds - 96.7%
ALABAMA - 0.5%
                                                                                                        Par ($)     Value ($)
-------------------------------------------------------------------------------------------------------------------------------
                    Alabama Agricultural &
                     Mechanical University
                                                Series 1998,
                                                      Insured: MBIA
                                                      5.000% 11/01/04                                     370,000       371,178
                                                -------------------------------------------------------------------------------
                                                                                                    ALABAMA TOTAL       371,178
ARIZONA - 1.9%
------------------------------------------      -------------------------------------------------------------------------------
                               Phoenix IDA
                                                 Spring Air Mattress Co.,
                                                        Series 1999, VRDB, AMT,
                                                        LOC: Bank One NA
                                                        1.950% 04/01/19 (a)                             1,520,000     1,520,000
                                                -------------------------------------------------------------------------------
                                                                                                    ARIZONA TOTAL     1,520,000
CALIFORNIA - 1.8%
------------------------------------------      -------------------------------------------------------------------------------
   Metropolitan Water District of Southern
             California Waterworks Revenue
                                                Series 2000 B-1, VRDB,
                                                        SPA: Westdeutsche Landesbank GZ
                                                        1.730% 07/01/32                                   500,000       500,000

      Regional Airports Improvement Corp.,
           Los Angeles Terminal Facilities
                        Completion Revenue
                                                Los Angeles International Airport,
                                                        Series 1989, VRDB, AMT,
                                                        LOC: Societe Generale
                                                        1.670% 12/01/25 (a)                             1,000,000     1,000,000
                                                -------------------------------------------------------------------------------
                                                                                                 CALIFORNIA TOTAL     1,500,000
COLORADO - 6.4%
------------------------------------------      -------------------------------------------------------------------------------
                            Boulder County
                                                Boulder Medical Center Project,
                                                        Series 1998, VRDB, AMT,
                                                        LOC: Wells Fargo Bank NA
                                                        1.860% 01/01/17 (a)                             2,915,000     2,915,000

                      Colorado Springs IDR
                                                Catalano Family LLP Project,
                                                        Series 1998, VRDB, AMT,
                                                        LOC: Bank One NA
                                                        1.900% 08/01/13 (a)                               820,000       820,000

      Denver City & County Airport Revenue
                                                  Series 2000 A, AMT,
                                                        Insured: AMBAC
                                                        5.500% 11/15/04 (a)                             1,500,000     1,507,838
                                                -------------------------------------------------------------------------------
                                                                                                   COLORADO TOTAL     5,242,838
FLORIDA - 0.7%
------------------------------------------      -------------------------------------------------------------------------------
   Palm Beach County Water & Sewer Revenue
                                                  Series 2003,
                                                      2.000% 10/01/04                                     550,000       550,000
                                                -------------------------------------------------------------------------------
                                                                                                    FLORIDA TOTAL       550,000




See Accompanying Notes to Financial Statements.

6

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)
                                            Columbia Municipal Money Market Fund

Municipal Bonds - (continued)
GEORGIA - 11.6%
                                                                                                        Par ($)     Value ($)
-------------------------------------------------------------------------------------------------------------------------------
        Cartersville Development Authority
                                                Bliss & Laughlin Steel Co.,
                                                        Series 1988, VRDB, AMT,
                                                        LOC: SunTrust Bank
                                                        1.870% 12/01/18 (a)                             3,600,000     3,600,000

                   Cobb County Solid Waste
                      Management Authority
                                                Series 1995, AMT,
                                                        6.050% 01/01/05 (a)                             1,000,000     1,011,608

       Fulton County Development Authority
                                                Industrial Laser Solutions LLC,
                                                        Series 2003, VRDB, AMT,
                                                        LOC: Wachovia Bank NA
                                                        1.820% 05/01/18 (a)                             3,725,000     3,725,000

                        Screven County IDA
                                                Sylvania Yarn Systems,
                                                        Series 1995, VRDB, AMT,
                                                        LOC: Wachovia Bank NA
                                                        1.760% 10/01/10 (a)                             1,150,000     1,150,000
                                                -------------------------------------------------------------------------------
                                                                                                    GEORGIA TOTAL     9,486,608
ILLINOIS - 16.4%
------------------------------------------      -------------------------------------------------------------------------------
                          Carol Stream IDR
                                                MAAC Machinery Co. Project,
                                                        Series 1999, VRDB, AMT,
                                                        LOC: Northern Trust Co.
                                                        1.800% 04/01/24 (a)                               900,000       900,000

           Chicago Enterprise Zone Revenue
                                                Gardner-Gibson, Inc.,
                                                        Series 2003, VRDB, AMT,
                                                        LOC: Harris Trust & Savings Bank
                                                        1.800% 07/01/33 (a)                             1,920,000     1,920,000


                                                Gas Plus, Inc.,
                                                        Series 2002, VRDB, AMT,
                                                        LOC: Northern Trust Co.
                                                        2.000% 11/01/22 (a)                             1,650,000     1,650,000

                                Morton IDR
                                                Morton Welding Co.,
                                                        Series 2002, VRDB, AMT,
                                                        LOC: National City Bank
                                                        1.820% 08/01/32 (a)                             3,665,000     3,665,000

       Rockford Industrial Project Revenue
                                                Fastener Engineers Project,
                                                        Series 1995, VRDB, AMT,
                                                        LOC: KeyBank NA
                                                        2.000% 02/01/15 (a)                             1,700,000     1,700,000

                                Skokie IDR
                                                PS Greetings, Inc. Project,
                                                        Series 2003, VRDB, AMT,
                                                        LOC: LaSalle Bank NA
                                                        1.820% 12/01/33 (a)                             2,400,000     2,400,000




See Accompanying Notes to Financial Statements.

7

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)
                                            Columbia Municipal Money Market Fund

Municipal Bonds - (continued)
ILLINOIS - (continued)
                                                                                                        Par ($)     Value ($)
-------------------------------------------------------------------------------------------------------------------------------
                           Springfield IDR
                                                Phillips Brothers, Inc.,
                                                        Series 1998, VRDB, AMT,
                                                        LOC: Bank One NA
                                                        1.900% 06/01/18 (a)                             1,125,000     1,125,000
                                                -------------------------------------------------------------------------------
                                                                                                   ILLINOIS TOTAL    13,360,000
INDIANA - 10.6%
------------------------------------------      -------------------------------------------------------------------------------
        Elkhart County Industrial Economic
                       Development Revenue
                                                AWT, Inc.,
                                                        Series 1995, VRDB, AMT,
                                                        LOC: Harris Trust & Savings Bank
                                                        1.840% 08/01/05 (a)                               200,000       200,000

                                                Crossroads Apartments LLC,
                                                        Series 1998 A, VRDB, AMT,
                                                        LOC: LaSalle Bank NA
                                                        1.900% 04/01/28 (a)                               850,000       850,000

                                                Hart Housing Group, Inc. Project,
                                                        Series 1997, VRDB, AMT,
                                                        LOC: Fifth Third Bank
                                                        1.800% 01/01/11 (a)                             2,265,000     2,265,000

   Evansville Economic Development Revenue
                                                B & M Plastics, Inc. Project,
                                                        Series 2002, VRDB, AMT,
                                                        LOC: Fifth Third Bank
                                                        1.780% 12/01/17 (a)                             1,000,000     1,000,000

     Indiana Development Finance Authority
                                                Lawrence Utilities Project,
                                                        Series 2003 A, VRDB, AMT,
                                                        LOC: Fifth Third Bank
                                                        1.780% 07/01/23 (a)                             2,000,000     2,000,000

                  Indiana State University
                                                Refunding Student Fee,
                                                        Series 2004 K,
                                                        Insured: AMBAC
                                                        3.000% 10/01/04                                 1,120,000     1,120,000

     St. Joseph County Industrial Economic
                       Development Revenue
                                                Pine Oak Apartments LP,
                                                        Series 1997 A, VRDB, AMT,
                                                        LOC: FHLB
                                                        1.800% 06/01/27 (a)                             1,215,000     1,215,000
                                                -------------------------------------------------------------------------------
                                                                                                    INDIANA TOTAL     8,650,000
IOWA - 3.4%
------------------------------------------      -------------------------------------------------------------------------------
                               Clinton IDR
                                                Sethness Products Co.,
                                                        Series 1996, VRDB, AMT,
                                                        LOC: Northern Trust Co.
                                                        1.800% 09/01/11 (a)                             2,800,000     2,800,000
                                                -------------------------------------------------------------------------------
                                                                                                       IOWA TOTAL     2,800,000




See Accompanying Notes to Financial Statements.

8

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)
                                            Columbia Municipal Money Market Fund

Municipal Bonds - (continued)
KENTUCKY - 1.1%
                                                                                                        Par ($)     Value ($)
-------------------------------------------------------------------------------------------------------------------------------
 Shelby County Industrial Building Revenue
                                                Roll Forming Corp.,
                                                        Series 1996, VRDB, AMT,
                                                        LOC: Bank One NA
                                                        1.900% 04/01/16 (a)                               920,000       920,000
                                                -------------------------------------------------------------------------------
                                                                                                   KENTUCKY TOTAL       920,000
MAINE - 4.0%
------------------------------------------      -------------------------------------------------------------------------------
                              Lewiston IDR
                                                Diamond Turnpike Associates LLC,
                                                        Series 1999, VRDB, AMT,
                                                        1.890% 07/01/14 (a)                             3,000,000     3,000,000

                 Maine Municipal Bond Bank
                                                Refunding,
                                                        Series 2003 A,
                                                        4.000% 11/01/04                                   250,000       250,567
                                                -------------------------------------------------------------------------------
                                                                                                      MAINE TOTAL     3,250,567
MARYLAND - 2.2%
------------------------------------------      -------------------------------------------------------------------------------
            Maryland Community Development
             Administration, Department of
           Housing & Community Development
                                                Series 2003 E, VRDB, AMT,
                                                        1.250% 03/01/32 (a)                             1,750,000     1,750,000
                                                -------------------------------------------------------------------------------
                                                                                                   MARYLAND TOTAL     1,750,000
MASSACHUSETTS - 0.9%
------------------------------------------     --------------------------------------------------------------------------------
                                 Quincy MA
                                                Series 2004,
                                                        Insured: MBIA
                                                        2.250% 09/01/05                                   695,000       699,154
                                                -------------------------------------------------------------------------------
                                                                                              MASSACHUSETTS TOTAL       699,154
MICHIGAN - 0.9%
------------------------------------------      -------------------------------------------------------------------------------
   Michigan Strategic Fund Ltd. Obligation
                                                LRV Enterprises LLC,
                                                        Series 1996, VRDB,
                                                        LOC: National City Bank
                                                        1.870% 09/01/21                                   715,000       715,000
                                                -------------------------------------------------------------------------------
                                                                                                   MICHIGAN TOTAL       715,000
MINNESOTA - 5.7%
------------------------------------------      -------------------------------------------------------------------------------
                           Bloomington IDR
                                                Watkins Pattern Co., Inc.,
                                                        Series 2001, VRDB, AMT,
                                                        LOC: U.S. Bank NA
                                                        1.890% 07/01/21 (a)                             1,900,000     1,900,000




See Accompanying Notes to Financial Statements.

9

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)
                                            Columbia Municipal Money Market Fund

Municipal Bonds - (continued)
MINNESOTA - (continued)
                                                                                                        Par ($)     Value ($)
-------------------------------------------------------------------------------------------------------------------------------
                          Eden Prairie IDR
                                                SWB LLC,
                                                        Series 2000 A, VRDB, AMT,
                                                        LOC: U.S. Bank NA
                                                        1.890% 11/01/20 (a)                             2,035,000     2,035,000

               St. Paul Port Authority IDR
                                                Carlson Refrigeration Project,
                                                        Series 1999-4, VRDB, AMT,
                                                        LOC: U.S. Bank NA
                                                        1.890% 09/01/20 (a)                               705,000       705,000
                                                -------------------------------------------------------------------------------
                                                                                                  MINNESOTA TOTAL     4,640,000
NEVADA - 0.8%
------------------------------------------      -------------------------------------------------------------------------------
Washoe County Economic Development Revenue
                                                Sierra Nevada College,
                                                        Series 2000, VRDB,
                                                        LOC: Wells Fargo Bank NA
                                                        1.810% 07/01/25                                   684,116       684,116
                                                -------------------------------------------------------------------------------
                                                                                                     NEVADA TOTAL       684,116
NEW YORK - 1.2%
------------------------------------------      -------------------------------------------------------------------------------
   Port Authority of New York & New Jersey
                                                Cons-127th,
                                                        Series 2002, AMT,
                                                        Insured: AMBAC
                                                        5.000% 12/15/04 (a)                             1,000,000     1,007,837
                                                -------------------------------------------------------------------------------
                                                                                                   NEW YORK TOTAL     1,007,837
OHIO - 0.9%
------------------------------------------      -------------------------------------------------------------------------------
       Hancock County Multi-Family Revenue
                                                Crystal Glen Apartments,
                                                        Series 1998 B, VRDB, AMT,
                                                        LOC: FHLB
                                                        1.900% 01/01/31 (a)                               740,000       740,000
                                                -------------------------------------------------------------------------------
                                                                                                       OHIO TOTAL       740,000
RHODE ISLAND - 0.4%
------------------------------------------      -------------------------------------------------------------------------------
     Rhode Island Refunding Bond Authority
                                                Series 2003 A,
                                                        Insured: AMBAC
                                                        4.000% 10/01/04                                   300,000       300,000
                                                -------------------------------------------------------------------------------
                                                                                               RHODE ISLAND TOTAL       300,000
SOUTH CAROLINA - 1.7%
------------------------------------------      -------------------------------------------------------------------------------
          South Carolina Housing Finance &
                     Development Authority
                                                Arrington Place Apartment LP,
                                                        Series 2001, VRDB, AMT,
                                                        LOC: SunTrust Bank
                                                        1.820% 12/01/33 (a)                             1,380,000     1,380,000
                                                -------------------------------------------------------------------------------
                                                                                             SOUTH CAROLINA TOTAL     1,380,000




See Accompanying Notes to Financial Statements.

10

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)
                                            Columbia Municipal Money Market Fund

Municipal Bonds - (continued)
TENNESSEE - 2.6%
                                                                                                        Par ($)     Value ($)
-------------------------------------------------------------------------------------------------------------------------------
       Metropolitan Government Nashville &
      Davidson County Health & Educational
                          Facilities Board
                                                Baptist Hospital, Inc.,
                                                        Series 1998 A,
                                                        Insured: MBIA
                                                        5.000% 11/01/04                                   445,000       446,429

  Metropolitan Nashville Airport Authority
                                                Passenger Facility Charge,
                                                        Series 2003, VRDB, AMT,
                                                        LOC: SunTrust Bank
                                                        1.770% 07/01/12 (a)                             1,700,000     1,700,000
                                                -------------------------------------------------------------------------------
                                                                                                  TENNESSEE TOTAL     2,146,429
TEXAS - 9.9%
------------------------------------------      -------------------------------------------------------------------------------
    Arlington Industrial Development Corp.
                                                Universal Forest Products,
                                                        Series 1999, VRDB, AMT,
                                                        LOC: Bank One NA
                                                        1.860% 07/01/29 (a)                             1,920,000     1,920,000

                            Gulf Coast IDA
                                                Harsco Corp.,
                                                        Series 2000, VRDB, AMT,
                                                        LOC: Wachovia Bank NA
                                                        1.860% 05/01/10 (a)                             1,500,000     1,500,000

                    Port Houston Authority
                                                Series 2002 B, AMT,
                                                        4.500% 10/01/04 (a)                             1,095,000     1,095,000

                            State of Texas
                                                TRAN,
                                                        Series 2004,
                                                        3.000% 08/31/05                                 2,500,000     2,531,511

 Tarrant Regional Water District Refunding
                             & Improvement
                                                Series 2002,
                                                        Insured: FSA
                                                        4.000% 03/01/05                                 1,000,000     1,010,381
                                                -------------------------------------------------------------------------------
                                                                                                      TEXAS TOTAL     8,056,892
WASHINGTON - 1.3%
------------------------------------------      -------------------------------------------------------------------------------
     Washington Housing Finance Commission
                                                        Evergreen Ridge Apartments Project,
                                                        Series 1994, VRDB, AMT,
                                                        1.790% 12/01/24 (a)                             1,045,000     1,045,000
                                                -------------------------------------------------------------------------------
                                                                                                 WASHINGTON TOTAL     1,045,000
WISCONSIN - 7.1%
------------------------------------------      -------------------------------------------------------------------------------
                             Caledonia IDR
                                                Quick Cable Corp. Project,
                                                        Series 1998, VRDB, AMT,
                                                        1.780% 12/01/18 (a)                             2,250,000     2,250,000




See Accompanying Notes to Financial Statements.

11

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)
                                            Columbia Municipal Money Market Fund

Municipal Bonds - (continued)
WISCONSIN - (continued)
                                                                                                        Par ($)     Value ($)
-------------------------------------------------------------------------------------------------------------------------------
                               Kenosha IDR
                                                Monarch Plastics, Inc.,
                                                        Series 1994, VRDB, AMT,
                                                        LOC: Bank One NA
                                                        1.900% 12/01/09 (a)                             1,050,000     1,050,000

      Madison Metropolitan School District
                                                Series 2004,
                                                        3.000% 09/09/05                                 1,000,000     1,012,944

                                Milton IDR
                                                New England Extrusion, Inc.,
                                                        Series 1998, AMT,
                                                        1.910% 05/01/13 (a)                             1,500,000     1,500,000
                                                -------------------------------------------------------------------------------
                                                                                                  WISCONSIN TOTAL     5,812,944
WYOMING - 2.7%
------------------------------------------      -------------------------------------------------------------------------------
           Laramie County Hospital Revenue
                                                Series 2004,
                                                        Insured: AMBAC
                                                        4.000% 05/01/05                                 1,800,000     1,825,911

   Platte County Pollution Control Revenue
                                                Tri-State Generation & Transmission Assoc.,
                                                        Series 1984 B, VRDB,
                                                        1.650% 07/01/14                                   400,000       400,000
                                                -------------------------------------------------------------------------------
                                                                                                    WYOMING TOTAL     2,225,911
                                                Total Municipal Bonds
                                                (cost of $78,854,474)                                                78,854,474

Commercial Paper - 3.2%
WASHINGTON - 3.2%
------------------------------------------      -------------------------------------------------------------------------------
                              Port Seattle
                                                Series B-2,
                                                        1.400% 10/15/04                                 2,600,000     2,600,000
                                                -------------------------------------------------------------------------------
                                                                                                 WASHINGTON TOTAL     2,600,000
                                                Total Commercial Paper
                                                (cost of $2,600,000)                                                  2,600,000



See Accompanying Notes to Financial Statements.

12

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)
                                            Columbia Municipal Money Market Fund

Investment Company - 0.1%
                                                                                                          Shares     Value ($)
-------------------------------------------------------------------------------------------------------------------------------
                                                Blackrock Provident Institutional                          59,656        59,656
                                                        MuniCash Portfolio
                                                -------------------------------------------------------------------------------

                                                Total Investment Company
                                                (cost of $59,656)                                                        59,656

                                                Total Investments - 100.0%
                                                (cost of $81,514,130) (b)                                            81,514,130

                                                Other Assets & Liabilities, Net - 0.0%                                 (15,206)

                                                Net Assets - 100.0%                                                  81,498,924


NOTES TO INVESTMENT PORTFOLIO:

(a) Security subject to federal alternative minimum tax. This security is a private activity obligation, the interest on which is subject to federal alternative minimum tax for individuals.

(b) Cost for both financial statement and federal income tax purposes is the same.

   Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit (LOC) with a major bank. The rates listed are as of September 30, 2004.

     ACRONYM                 NAME
-----------------------------------------------------
     AMBAC  American Municipal Bond Assurance Corp.
      AMT           Alternative Minimum Tax
     FHLB           Federal Home Loan Bank
      FSA      Financial Security Assurance Co.
      IDA      Industrial Development Authority
      IDR       Industrial Development Revenue
      LOC       Letter of Credit/Line of Credit
     MBIA     Municipal Bond Investors Assurance
      SPA         Stand-by Purchase Agreement
     TRAN        Tax Revenue Anticipation Note
     VRDB          Variable Rate Demand Bond



See Accompanying Notes to Financial Statements.


STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
September 30, 2004 (unaudited)
                                                                                                Columbia Municipal Money Market Fund

                                                                                                                             ($)
------------------------------------------        ------------------------------------------------------------------------------
                                    Assets        Investments, at cost                                               81,514,130
                                                                                                                   ------------
                                                  Investments, at value                                              81,514,130
                                                  Receivable for:
                                                    Investments sold                                                  2,114,895
                                                    Fund shares sold                                                    266,352
                                                    Interest                                                            237,062
                                                  Expense reimbursement due from Investment Advisor                       3,986
                                                  Deferred Trustees' compensation plan                                   10,761
                                                  Other assets                                                            2,958
                                                                                                                   ------------
                                                                                                     Total Assets    84,150,144

                                                  -----------------------------------------------------------------------------
                               Liabilities        Payable to custodian bank                                           2,501,463
                                                  Payable for:
                                                    Fund shares repurchased                                              60,653
                                                    Distributions                                                         3,691
                                                    Investment advisory fee                                              15,868
                                                    Administration fee                                                   19,240
                                                    Transfer agent fee                                                   10,798
                                                    Pricing and bookkeeping fees                                          5,788
                                                    Trustees' fees                                                          831
                                                    Audit fee                                                            20,036
                                                    Custody fee                                                           1,953
                                                    Distribution and service fees                                           138
                                                  Deferred Trustees' fees                                                10,761
                                                                                                                   ------------
                                                                                                Total Liabilities     2,651,220

                                                                                                       Net Assets    81,498,924

                                                  -----------------------------------------------------------------------------
                 Composition of Net Assets        Paid-in capital                                                    81,589,890
                                                  Undistributed net investment income                                       334
                                                  Accumulated net realized loss                                        (91,300)
                                                                                                                   ------------

                                                                                                       Net Assets    81,498,924

                                                  -----------------------------------------------------------------------------
                                   Class A        Net assets                                                         10,006,227
                                                  Shares outstanding                                                 10,020,412
                                                  Net asset value and offering price per share                          1.00(a)

                                                  -----------------------------------------------------------------------------
                                   Class B        Net assets                                                            801,634
                                                  Shares outstanding                                                    801,958
                                                  Net asset value and offering price per share                          1.00(a)

                                                  -----------------------------------------------------------------------------
                                   Class C        Net assets                                                            742,201
                                                  Shares outstanding                                                    742,218
                                                  Net asset value and offering price per share                          1.00(a)

                                                  -----------------------------------------------------------------------------
                                   Class Z        Net assets                                                         69,948,862
                                                  Shares outstanding                                                 70,006,724
                                                  Net asset value, offering and redemption price per share                 1.00



(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



See Accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended September 30, 2004 (unaudited)
                                                                                                Columbia Municipal Money Market Fund

                                                                                                                           ($)
------------------------------------------        ------------------------------------------------------------------------------
                         Investment Income        Dividends                                                               1,027
                                                  Interest                                                              560,012
                                                                                                                   ------------
                                                  Total Investment Income                                               561,039


                                  Expenses        Investment advisory fee                                               111,803
                                                  Administration fee                                                    111,803
                                                  Distribution fee:
                                                    Class B                                                               2,964
                                                    Class C                                                               3,454
                                                  Service fee:
                                                    Class B                                                                 988
                                                    Class C                                                               1,148
                                                  Transfer agent fee                                                     40,197
                                                  Pricing and bookkeeping fees                                           17,122
                                                  Trustees' fees                                                          4,318
                                                  Custody fee                                                             5,620
                                                  Registration fee                                                       20,055
                                                  Other expenses                                                         29,323
                                                                                                                   ------------
                                                   Total Expenses                                                       348,795
                                                  Fees and expenses waived by Investment Advisor                       (27,078)
                                                  Distribution and service fees reimbursed by
                                                    Investment Advisor:
                                                    Class B                                                             (2,120)
                                                    Class C                                                                (64)
                                                  Fees waived by Distributor-- Class C                                  (2,765)
                                                  Custody earnings credit                                                 (115)
                                                                                                                   ------------
                                                   Net Expenses                                                         316,653
                                                                                                                   ------------
                                                  Net Investment Income                                                 244,386

------------------------------------------        ------------------------------------------------------------------------------
               Net Realized and Unrealized        Net realized gain on investments                                          171
                Gain (Loss) on Investments                                                                         ------------
                                                  Net Increase in Net Assets from Operations                            244,557



See Accompanying Notes to Financial Statements.


STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Columbia Municipal Money Market Fund

                                                                                        (Unaudited)
                                                                                        Six Months
                                                                                           Ended     Period Ended    Year Ended
                                                                                       September 30,   March 31,      June 30
Increase (Decrease) in Net Assets                                                         2004 ($)     2004 (a)($)   2003 (b)($)
------------------------------------------        ------------------------------------------------------------------------------
                                Operations        Net investment income                     244,386       305,610      870,947
                                                  Net realized gain (loss) on investments       171          (63)      (40,634)
                                                  Net change in unrealized appreciation/
                                                  depreciation on investments                    --            --        1,058
                                                                                        --------------------------------------
                                                      Net Increase from Operations          244,557       305,547      831,371
                                                  ----------------------------------------------------------------------------
    Distributions Declared to Shareholders        From net investment income:
                                                    Class A                                (31,652)      (36,885)     (106,614)
                                                    Class B                                   (398)         (997)       (1,624)
                                                    Class C                                   (765)         (416)       (4,353)
                                                    Class Z                               (211,570)     (267,312)     (770,587)
                                                                                        --------------------------------------
                                                      Total Distributions Declared
                                                      to Shareholders                     (244,385)     (305,610)     (883,178)
                                                  ----------------------------------------------------------------------------
                        Share Transactions        Class A:
                                                    Subscriptions                         6,380,312     9,171,125   25,992,328
                                                    Distributions reinvested                 29,360        33,711       92,994
                                                    Redemptions                         (7,337,144)  (10,718,952)  (26,446,443)
                                                                                        --------------------------------------
                                                      Net Decrease                        (927,472)   (1,514,116)     (361,121)
                                                  ----------------------------------------------------------------------------
                                                  Class B:
                                                    Subscriptions                           415,128     1,157,850    3,687,871
                                                    Distributions reinvested                    361           761        1,201
                                                    Redemptions                           (380,756)   (1,849,120)   (2,852,885)
                                                                                        --------------------------------------
                                                    Net Increase (Decrease)                  34,733     (690,509)      836,187
                                                  ----------------------------------------------------------------------------
                                                  Class C:
                                                    Subscriptions                         1,659,359       602,620   14,085,479
                                                    Distributions reinvested                    719           371        2,012
                                                    Redemptions                         (1,195,774)   (1,034,717)  (17,295,553)
                                                                                        --------------------------------------
                                                      Net Increase (Decrease)               464,304     (431,726)   (3,208,062)
                                                  ----------------------------------------------------------------------------
                                                  Class Z:
                                                    Subscriptions                        42,915,795    74,719,192   87,957,535
                                                    Proceeds received in connection
                                                    with merger                                  --            --  110,305,352
                                                    Distributions reinvested                191,572       241,876      649,175
                                                    Redemptions                        (53,267,265)  (87,632,502) (106,083,732)
                                                                                        --------------------------------------
                                                      Net Increase (Decrease)          (10,159,898)  (12,671,434)   92,828,330
                                                    Net Increase (Decrease) from
                                                    Share Transactions                 (10,588,333)  (15,307,785)   90,095,334
                                                                                        --------------------------------------
                                                      Total Increase (Decrease) in
                                                      Net Assets                       (10,588,161)  (15,307,848)   90,043,527
                                                  ----------------------------------------------------------------------------
                                Net Assets        Beginning of period                    92,087,085   107,394,933   17,351,406
                                                  End of period                          81,498,924    92,087,085  107,394,933
                                                    Undistributed net investment
                                                    income at end of period                     334           333          333



(a) The Fund changed its fiscal year end from June 30 to March 31.
(b) Class Z shares commenced operations on July 15, 2002.


See Accompanying Notes to Financial Statements.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Columbia Municipal Money Market Fund

                                                                                        (Unaudited)
                                                                                        Six Months
                                                                                           Ended     Period Ended    Year Ended
                                                                                       September 30,   March 31,      June 30
                                                                                           2004        2004 (a)      2003 (b)
------------------------------------------        ------------------------------------------------------------------------------
                         Changes in Shares        Class A:
                                                    Subscriptions                         6,380,312     9,171,125   25,992,328
                                                    Issued for distributions reinvested      29,360        33,711       92,994
                                                    Redemptions                         (7,337,144)  (10,718,952)  (26,446,443)
                                                                                        --------------------------------------
                                                      Net Decrease                        (927,472)   (1,514,116)     (361,121)

                                                  Class B:
                                                    Subscriptions                           415,129     1,157,850    3,688,023
                                                    Issued for distributions reinvested         360           761        1,201
                                                    Redemptions                           (380,756)   (1,849,120)   (2,852,886)
                                                                                        --------------------------------------
                                                      Net Increase (Decrease)                34,733     (690,509)      836,338

                                                  Class C:
                                                    Subscriptions                         1,659,359       602,620   14,085,479
                                                    Issued for distributions reinvested         719           371        2,012
                                                    Redemptions                         (1,195,774)   (1,034,717)  (17,295,553)
                                                                                        --------------------------------------
                                                      Net Increase (Decrease)               464,304     (431,726)   (3,208,062)

                                                  Class Z:
                                                    Subscriptions                        42,915,796    74,719,192   87,957,383
                                                    Issued in connection with merger             --            --  110,315,229
                                                    Issued for distributions reinvested     191,572       241,876      649,175
                                                    Redemptions                        (53,267,264)  (87,632,503) (106,083,732)
                                                                                        --------------------------------------
                                                      Net Increase (Decrease)          (10,159,896)  (12,671,435)   92,838,055


(a) The Fund changed its fiscal year end from June 30 to March 31.
(b) Class Z shares commenced operations on July 15, 2002.



See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 2004 (unaudited)
                                            Columbia Municipal Money Market Fund

Note 1. Organization

Columbia Municipal Money Market Fund (the "Fund"), a series of Columbia Funds Trust IV (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

Investment Goal

The Fund seeks maximum current income exempt from federal income tax consistent with capital preservation and the maintenance of liquidity.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are sold at net asset value. Class A shares are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. When exchanged for Class A shares in another Columbia Fund, a sales charge may be imposed. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.

Investments in other investment companies are valued at net asset value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)
                                            Columbia Municipal Money Market Fund

substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The tax character of distributions paid during the period ended and the year ended March 31, 2004 and June 30, 2003 was as follows:

                         March 31, 2004        June 30, 2003
------------------------------------------------------------------
 Distributions paid from:
------------------------------------------------------------------
  Tax-Exempt Income         $305,610             $883,178
------------------------------------------------------------------



The following capital loss carryforwards, determined as of March 31, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

               Year of                Capital Loss
             Expiration               Carryforward
------------------------------------------------------------------
                2005                    $   167
------------------------------------------------------------------
                2006                        258
------------------------------------------------------------------
                2007                        103
------------------------------------------------------------------
                2008                     23,749
------------------------------------------------------------------
                2009                     14,183
------------------------------------------------------------------
                2010                     10,994
------------------------------------------------------------------
                2011                     41,954
------------------------------------------------------------------
                2012                         63
------------------------------------------------------------------
                Total                   $91,471
------------------------------------------------------------------


Of the capital loss carryforwards attributable to the Fund, $43,587 ($103 will expire March 31, 2007, $23,748 will expire March 31, 2008, $10,270 will expire March 31, 2009 and $9,466 will expire March 31, 2010) was obtained in the merger with the Stein Roe Municipal Money Market Fund.

Note 4. Fees and Compensation Paid to Affiliates

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Columbia, the transfer agent and the distributor, are each indirect wholly owned subsidiaries of Bank of America Corporation ("BOA").


Investment Advisory Fee

Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

      Average Daily Net Assets       Annual Fee Rate
------------------------------------------------------------------
         First $500 million               0.25%
------------------------------------------------------------------
          Next $500 million               0.20%
------------------------------------------------------------------
           Over $1 billion                0.15%
------------------------------------------------------------------



Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee based on the Fund's average daily net assets at the following annual rates:

      Average Daily Net Assets       Annual Fee Rate
------------------------------------------------------------------
         First $500 million               0.25%
------------------------------------------------------------------
          Next $500 million               0.20%
------------------------------------------------------------------
           Over $1 billion                0.15%
------------------------------------------------------------------



Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation (Street"). As a result, Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the six months ended September 30, 2004, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.038%.

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)
                                            Columbia Municipal Money Market Fund

Transfer Agent Fee

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $33.50 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended September 30, 2004, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.09%.

Underwriting Discounts, Service and Distribution Fees

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. For the six months ended September 30, 2004, the Distributor received CDSC fees of $205 and $4,794 on Class A and Class B share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.15% annually of Class C average daily net assets. In addition, Columbia has voluntarily agreed to reimburse a portion of the Class B share service fee and a portion of the Class B and Class C share distribution fees.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits and Fee Reimbursements

Columbia has voluntarily agreed to reimburse the Fund for certain expenses so that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 0.70% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates. Effective August 23, 2004, the Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer role. The Fund's fee will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended September 30, 2004, the Fund paid $733 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)
                                            Columbia Municipal Money Market Fund

Note 5. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended September 30, 2004, the Fund did not borrow under this arrangement.

Note 6. Disclosure of Significant Risks
and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the even of default or that are supported by a letter of credit. At September 30, 2004, investments supported by private insurers that represent greater than 5% of the total investments of the Fund were as follows:

        AMBAC                           7.1%
------------------------------------------------------------------
        Bank One NA                     9.0%
------------------------------------------------------------------
        Fifth Third Bank                6.5%
------------------------------------------------------------------
        National City Bank              5.4%
------------------------------------------------------------------
        Northern Trust Co.              6.6%
------------------------------------------------------------------
        SunTrust Bank                   8.2%
------------------------------------------------------------------
        U.S. Bank NA                    5.7%
------------------------------------------------------------------
        Wachovia Bank NA                7.8%
------------------------------------------------------------------

Geographic Concentration

The Fund has greater than 5% of its total investments at September 30, 2004 invested in debt obligations issued by the states of Colorado, Georgia, Illinois, Indiana, Minnesota, Texas and Wisconsin and their respective political subdivisions, agencies and public authorities to obtain funds for various purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of each respective state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings

Columbia, the Distributor, and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions:

--------------------------------------------------------------------------------
September 30, 2004 (unaudited)
                                            Columbia Municipal Money Market Fund

payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group and its affiliate Banc of America Capital Management, LLC have agreed to collectively reduce mutual fund fees by $160 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). More than 300 cases (including those filed against entities unaffiliated with the funds, their Boards and/or FleetBoston and its affiliated entities) have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland. Recently, certain Columbia funds and affiliated entities have been named as defendants in several derivative actions under various sections of the Investment Company Act of 1940, as amended, alleging, among other things, that the fees and expenses paid by those funds are excessive. The funds and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These suits and certain regulatory investigations are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the funds.

Note 7. Name Change

Effective October 13, 2003, the Liberty Municipal Money Market Fund was renamed Columbia Municipal Money Market Fund. Also on this date, the Liberty Funds Trust IV was renamed Columbia Funds Trust IV.

Note 8. Comparability of Financial Statements

The fiscal year end of the Fund was changed from June 30 to March 31.


--------------------------------------------------------------------------------
                                            Columbia Municipal Money Market Fund

Selected data for a share outstanding throughout each period is as follows:

                                (Unaudited)
                                Six Months      Period
                                   Ended         Ended                               Year Ended June 30,
                               September 30,   March 31,     =====================================================================
Class A Shares                         2004        2004 (a)      2003 (b)      2002 (b)      2001 (b)      2000 (b)     1999 (b)
==================================================================================================================================
Net Asset Value, Beginning of Period  $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                   0.003(c)      0.003(c)      0.008(c)      0.014(c)      0.033(c)      0.032(d)      0.026(d)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income             (0.003)       (0.003)       (0.008)       (0.014)       (0.033)       (0.032)       (0.026)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000
Total return (e)(f)                      0.28%(g)      0.30%(g)      0.75%         1.36%         3.31%         3.20%         2.68%
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses                                0.70%(h)(i)   0.70%(h)(i)   0.70%(h)      0.75%         0.75%         0.75%         0.75%
Net investment income                   0.56%(h)(i)   0.39%(h)(i)   0.75%(h)      1.33%         3.27%         3.15%         2.66%
Waiver/reimbursement                    0.06%(i)      0.07%(i)      0.14%         1.04%         0.80%         0.69%         0.75%
Net assets, end
   of period (000's)                 $10,006       $10,934       $12,448       $12,812       $12,386       $13,362       $12,604
---------------------------------------------------------------------------------------------------------------------------------

(a)  The Fund changed its fiscal year end from June 30 to March 31.
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the periods ended June 30, 2000 and 1999.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Investment Advisor and/or Administrator not waived a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.


--------------------------------------------------------------------------------
                                            Columbia Municipal Money Market Fund

Selected data for a share outstanding throughout each period is as follows:

                                (Unaudited)
                                Six Months      Period
                                   Ended         Ended                               Year Ended June 30,
                               September 30,   March 31,     =====================================================================
Class B Shares                         2004        2004 (a)      2003 (b)      2002 (b)      2001 (b)      2000 (b)     1999 (b)
==================================================================================================================================
Net Asset Value, Beginning of Period  $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                   0.001(c)      0.001(c)      0.002(c)      0.005(c)      0.023(c)      0.022(d)      0.016(d)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income             (0.001)       (0.001)       (0.002)       (0.005)       (0.023)       (0.022)       (0.016)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000
Total return (e)(f)                      0.05%(g)      0.08%(g)      0.17%         0.48%         2.37%         2.17%         1.65%
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses                                1.16%(h)(i)   0.97%(h)(i)   1.35%(h)      1.58%         1.75%         1.75%         1.75%
Net investment income                   0.10%(h)(i)   0.10%(h)(i)   0.06%(h)      0.50%         2.27%         2.15%         1.66%
Waiver/reimbursement                    0.60%(i)      0.80%(i)      0.59%         1.20%         0.80%         0.69%         0.75%
Net assets, end
   of period (000's)                 $   802        $  767       $ 1,457        $  622        $  223        $  677       $ 1,099
---------------------------------------------------------------------------------------------------------------------------------


(a)  The Fund changed its fiscal year end from June 30 to March 31.
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the periods ended June 30, 2000 and 1999.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Investment Advisor/Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.


--------------------------------------------------------------------------------
                                            Columbia Municipal Money Market Fund

Selected data for a share outstanding throughout each period is as follows:

                                (Unaudited)
                                Six Months      Period
                                   Ended         Ended                               Year Ended June 30,
                               September 30,   March 31,     =====================================================================
Class C Shares                     2004        2004 (a)      2003 (b)      2002 (b)      2001 (b)      2000 (b)     1999 (b)
================================================================================================================================
Net Asset Value,
   Beginning of Period             $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000
------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                0.001(c)      0.001(c)      0.004(c)      0.010(c)      0.029(c)      0.028(d)(e)   0.022(d)(e)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income          (0.001)       (0.001)       (0.004)       (0.010)       (0.029)       (0.028)       (0.022)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000
Total return (f)(g)                   0.09%(h)      0.08%(h)      0.36%         0.96%         2.89%         2.78%         2.27%
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses                             1.09%(i)(j)   0.97%(i)(j)   1.09%(i)      1.15%         1.15%         1.15%(e)      1.15%(e)
Net investment income                0.17%(i)(j)   0.11%(i)(j)   0.38%(i)      0.93%         2.87%         2.75%(e)      2.26%(e)
Waiver/reimbursement                 0.68%(j)      0.80%(j)      0.72%         1.64%         1.40%         0.69%         0.75%
Net assets, end
   of period (000's)               $  742        $  278        $  710       $ 3,917        $  390        $  221        $  178
------------------------------------------------------------------------------------------------------------------------------


(a)  The Fund changed its fiscal year end from June 30 to March 31.
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the periods ended June 30, 2000 and 1999.
(e) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60% for the periods ended June 30, 2000 and 1999.
(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g) Had the Investment Advisor/Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.
(h)  Not annualized.
(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(j)  Annualized.


--------------------------------------------------------------------------------
                                            Columbia Municipal Money Market Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                                    (Unaudited)
                                                                                    Six Months          Period           Period
                                                                                       Ended             Ended            Ended
                                                                                   September 30,       March 31,        June 30,
Class Z Shares                                                                         2004            2004 (a)         2003 (b)
==================================================================================================================================
Net Asset Value, Beginning of Period                                                   $ 1.000           $ 1.000           $ 1.000
----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (c)                                                                0.003             0.003             0.007
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                                              (0.003)           (0.003)           (0.007)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                         $ 1.000           $ 1.000           $ 1.000
Total return (d)(e)(f)                                                                   0.28%             0.30%             0.73%
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)(h)                                                                          0.70%             0.70%             0.70%
Net investment income (g)(h)                                                             0.56%             0.39%             0.75%
Waiver/reimbursement (h)                                                                 0.06%             0.07%             0.14%
Net assets, end of period (000's)                                                     $69,949           $80,109           $92,780
----------------------------------------------------------------------------------------------------------------------------------


(a)  The Fund changed its fiscal year end from June 30 to March 31.
(b) Class Z shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Had the Investment Advisor and/or Administrator not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------
                                            Columbia Municipal Money Market Fund

Transfer Agent
Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor
Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02110



The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Municipal Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to their portfolio securities and a copy of the fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

COLUMBIA FUNDS
--------------------------------------------------------------------------------
                                            Columbia Municipal Money Market Fund

                                   ----------------------------------------
                 Large Growth      Columbia Common Stock*
                                   Columbia Growth*
                                   Columbia Growth Stock
                                   Columbia Large Cap Growth
                                   Columbia Tax-Managed Growth
                                   Columbia Tax-Managed Growth II
                                   Columbia Young Investor

                                   ----------------------------------------
                  Large Value      Columbia Disciplined Value
                                   Columbia Growth & Income
                                   Columbia Large Cap Core
                                   Columbia Tax-Managed Value

                                   ----------------------------------------
                Midcap Growth      Columbia Acorn Select
                                   Columbia Mid Cap Growth
                                   Columbia Tax-Managed Aggressive Growth**
                                   ----------------------------------------
                 Midcap Value      Columbia Dividend Income
                                   Columbia Mid Cap
                                   Columbia Strategic Investor

                                   ----------------------------------------
                 Small Growth      Columbia Acorn
                                   Columbia Acorn USA
                                   Columbia Small Company Equity

                                   ----------------------------------------
                  Small Value      Columbia Small Cap
                                   Columbia Small Cap Value

                                   ----------------------------------------
                     Balanced      Columbia Asset Allocation
                                   Columbia Balanced
                                   Columbia Liberty Fund

                                   ----------------------------------------
                    Specialty      Columbia Real Estate Equity
                                   Columbia Technology
                                   Columbia Utilities

                                   ----------------------------------------
         Taxable Fixed-Income      Columbia Contrarian Income*
                                   Columbia Corporate Bond*
                                   Columbia Federal Securities
                                   Columbia Fixed Income Securities
                                   Columbia High Yield
                                   Columbia High Yield Opportunities
                                   Columbia Income
                                   Columbia Intermediate Bond
                                   Columbia Intermediate Government Income
                                   Columbia Quality Plus Bond
                                   Columbia Short Term Bond
                                   Columbia Strategic Income

                                   ----------------------------------------
                   Tax Exempt      Columbia High Yield Municipal
                                   Columbia Intermediate Tax-Exempt Bond
                                   Columbia Managed Municipals
                                   Columbia National Municipal Bond
                                   Columbia Tax-Exempt
                                   Columbia Tax-Exempt Insured

--------------------------------------------------------------------------------
                                            Columbia Municipal Money Market Fund

                              ----------------------------------------
 Single State Tax Exempt      Columbia California Tax-Exempt
                              Columbia Connecticut Intermediate Municipal Bond
                              Columbia Connecticut Tax-Exempt
                              Columbia Florida Intermediate Municipal Bond
                              Columbia Massachusetts Intermediate Municipal Bond
                              Columbia Massachusetts Tax-Exempt
                              Columbia New Jersey Intermediate Municipal Bond
                              Columbia New York Intermediate Municipal Bond
                              Columbia New York Tax-Exempt
                              Columbia Oregon Municipal Bond
                              Columbia Pennsylvania Intermediate Municipal Bond
                              Columbia Rhode Island Intermediate Municipal Bond

                              ----------------------------------------
            Money Market      Columbia Money Market
                              Columbia Municipal Money Market

                              ----------------------------------------
    International/Global      Columbia Acorn International
                              Columbia Acorn International Select
                              Columbia Europe**
                              Columbia Global Equity
                              Columbia International Equity*
                              Columbia International Stock
                              Columbia Newport Asia Pacific**
                              Columbia Newport Greater China
                              Columbia Newport Tiger

                              ----------------------------------------
                   Index      Columbia Large Company Index
                              Columbia Small Company Index
                              Columbia U.S. Treasury Index


               * The fund will be closed to new investments after the close of business on November 10, 2004. The fund's trustees have approved the merger, which will take effect on or about February 26, 2005, pending shareholder approval.

               ** The fund will be closed to new investments after the close of business on November 10, 2004. The fund's trustees have approved the liquidation, which will take effect on December 10, 2004.

               Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.




For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group and Columbia Management refer collectively to the various investment advisory and distributor subsidiaries of Columbia Management Group, including Columbia Management Advisors, Inc., the registered investment advisor, and Columbia Funds Distributor, Inc.

[eDelivery logo]

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia Municipal Money Market Fund  SEMIANNUAL REPORT, SEPTEMBER 30, 2004


                                                               PRSRT STD
                                                             U.S. POSTAGE
                                                                 PAID
                                                             HOLLISTON, MA
                                                             PERMIT NO. 20

[LOGO]:
COLUMBIA FUNDS
A MEMBER OF COLUMBIA MANAGEMENT GROUP
(C) 2004 COLUMBIA FUNDS DISTRIBUTOR, INC.
ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
800.426.3750  www.columbiafunds.com

                                                776-03/977S-0904 (11/04) 04/3395

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Columbia Funds Trust IV
            -----------------------------------------------------------------


By (Signature and Title)            /s/ Christopher L. Wilson
                        -----------------------------------------------------
                                    Christopher L. Wilson, President

Date                                November 24, 2004
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Christopher L. Wilson
                        -----------------------------------------------------
                                    Christopher L. Wilson, President

Date                                November 24, 2004
    -------------------------------------------------------------------------


By (Signature and Title)            /s/ J. Kevin Connaughton
                        -----------------------------------------------------
                                    J. Kevin Connaughton, Treasurer

Date                                November 24, 2004
    -------------------------------------------------------------------------